DERIVATIVE INSTRUMENTS - Location and Amount of Gains (Losses) Reported in Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative contracts
Approximate loss amount to be reclassified from accumulated other comprehensive income (loss), net of tax to income	$ 5
Cash Flow Hedges | Foreign exchange forward contracts
Derivative contracts
Gain (loss) recognized in Other comprehensive income (loss) (effective portion)	5	$ 3	$ (39)
Gain (loss) reclassified from Accumulated other comprehensive income (loss) into income (loss) (effective portion) (1)	(25)	(37)	(39)
Cash Flow Hedges | Diesel forward contracts
Derivative contracts
Gain (loss) recognized in Other comprehensive income (loss) (effective portion)	3	9	(23)
Gain (loss) reclassified from Accumulated other comprehensive income (loss) into income (loss) (effective portion) (1)	(2)	(22)	(27)
Cash Flow Hedges | Interest rate contracts
Derivative contracts
Gain (loss) reclassified from Accumulated other comprehensive income (loss) into income (loss) (effective portion) (1)	$ (10)	(33)	(18)
Other income, net | Cash Flow Hedges | Diesel forward contracts
Derivative contracts
Gain (loss) reclassified from Accumulated other comprehensive income (loss) into income (loss) (ineffective portion) (2)		$ 1	$ 2